VFR-Q3

Quarterly Report
September 30, 2025
MFS®  Research Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 3.0%
General Dynamics Corp.	7,978	$2,720,498
Howmet Aerospace, Inc.	16,050	3,149,492
RTX Corp.	32,580	5,451,611
		$11,321,601
Automotive – 0.6%
Aptiv PLC (a)	26,081	$2,248,704
Broadcasting – 2.0%
Omnicom Group, Inc.	39,467	$3,217,744
Spotify Technology S.A. (a)	6,170	4,306,660
		$7,524,404
Brokerage & Asset Managers – 2.4%
Charles Schwab Corp.	39,842	$3,803,716
CME Group, Inc.	13,064	3,529,762
KKR & Co., Inc.	14,641	1,902,598
		$9,236,076
Business Services – 2.1%
Accenture PLC, “A”	15,603	$3,847,700
Cognizant Technology Solutions Corp., “A”	24,567	1,647,709
TransUnion	29,839	2,499,911
		$7,995,320
Computer Software – 13.3%
Atlassian Corp. (a)	11,783	$1,881,745
Autodesk, Inc. (a)	7,096	2,254,186
Cadence Design Systems, Inc. (a)	10,821	3,800,985
Constellation Software, Inc.	756	2,052,276
Microsoft Corp. (s)	61,903	32,062,659
Okta, Inc. (a)	27,021	2,477,826
Salesforce, Inc.	15,651	3,709,287
Tyler Technologies, Inc. (a)	4,644	2,429,555
		$50,668,519
Computer Software - Systems – 6.7%
Apple, Inc.	87,523	$22,285,982
Arista Networks, Inc. (a)	22,523	3,281,826
		$25,567,808
Construction – 2.3%
CRH PLC	28,589	$3,427,821
Ferguson Enterprises, Inc.	7,930	1,780,919
Pulte Homes, Inc.	11,262	1,488,048
Sherwin-Williams Co.	5,694	1,971,605
		$8,668,393
Consumer Products – 1.1%
Colgate-Palmolive Co.	23,041	$1,841,898
Estée Lauder Cos., Inc., “A”	11,744	1,034,881
Kenvue, Inc.	80,411	1,305,070
		$4,181,849
Consumer Services – 0.8%
Booking Holdings, Inc.	572	$3,088,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.3%
Amphenol Corp., “A”	18,223	$2,255,096
Eaton Corp. PLC	8,650	3,237,263
Emerson Electric Co.	24,455	3,208,007
		$8,700,366
Electronics – 12.5%
Broadcom, Inc.	39,428	$13,007,692
Lam Research Corp.	35,060	4,694,534
NVIDIA Corp.	149,978	27,982,895
NXP Semiconductors N.V.	8,803	2,004,707
		$47,689,828
Energy - Independent – 1.2%
ConocoPhillips	32,601	$3,083,728
Valero Energy Corp.	8,338	1,419,628
		$4,503,356
Energy - Integrated – 1.4%
Chevron Corp.	8,215	$1,275,707
Exxon Mobil Corp.	35,506	4,003,302
		$5,279,009
Food & Beverages – 1.2%
Mondelez International, Inc.	25,633	$1,601,294
PepsiCo, Inc.	19,839	2,786,189
		$4,387,483
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	9,503	$2,465,458
Viking Holdings Ltd. (a)	16,817	1,045,345
		$3,510,803
Health Maintenance Organizations – 1.1%
Cigna Group	9,918	$2,858,864
Humana, Inc.	4,683	1,218,376
		$4,077,240
Insurance – 3.0%
American International Group, Inc.	22,846	$1,794,325
Aon PLC	9,048	3,226,336
Chubb Ltd.	11,491	3,243,335
Willis Towers Watson PLC	9,563	3,303,538
		$11,567,534
Interactive Media Services – 7.6%
Alphabet, Inc., “A” (s)	55,379	$13,462,635
Meta Platforms, Inc., “A”	20,838	15,303,010
		$28,765,645
Machinery & Tools – 2.7%
Caterpillar, Inc.	7,407	$3,534,250
Nordson Corp.	11,450	2,598,577
Regal Rexnord Corp.	11,199	1,606,385
Trane Technologies PLC	5,701	2,405,594
		$10,144,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.6%
JPMorgan Chase & Co.	31,801	$10,030,990
Morgan Stanley	22,255	3,537,655
PNC Financial Services Group, Inc.	18,866	3,790,745
		$17,359,390
Medical & Health Technology & Services – 0.6%
McKesson Corp.	2,996	$2,314,530
Medical Equipment – 4.4%
Becton, Dickinson and Co.	13,424	$2,512,570
Boston Scientific Corp. (a)	25,332	2,473,163
Medtronic PLC	38,657	3,681,693
STERIS PLC	9,667	2,392,002
Thermo Fisher Scientific, Inc.	5,911	2,866,953
Waters Corp. (a)	9,759	2,925,846
		$16,852,227
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	4,209	$989,031
Oil Services – 0.3%
TechnipFMC PLC	24,170	$953,506
Other Banks & Diversified Financials – 3.4%
Mastercard, Inc., “A”	18,974	$10,792,601
Moody's Corp.	4,646	2,213,726
		$13,006,327
Pharmaceuticals – 3.5%
AbbVie, Inc.	22,050	$5,105,457
Johnson & Johnson	28,694	5,320,441
Pfizer, Inc.	88,042	2,243,310
Vertex Pharmaceuticals, Inc. (a)	1,237	484,459
		$13,153,667
Railroad & Shipping – 0.7%
Union Pacific Corp.	10,594	$2,504,104
Restaurants – 1.8%
Aramark	89,827	$3,449,357
Starbucks Corp.	18,922	1,600,801
U.S. Foods Holding Corp. (a)	24,255	1,858,418
		$6,908,576
Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	7,754	$2,114,671
Corteva, Inc.	18,602	1,258,053
		$3,372,724
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	81,241	$17,838,086
BJ's Wholesale Club Holdings, Inc. (a)	25,154	2,345,611
Home Depot, Inc.	7,837	3,175,474
TJX Cos., Inc.	17,648	2,550,842
		$25,910,013
Telecom - Infrastructure – 0.8%
American Tower Corp., REIT	16,170	$3,109,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.8%
Philip Morris International, Inc.	19,723	$3,199,071
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	9,880	$1,325,600
Utilities - Electric Power – 2.4%
Alliant Energy Corp.	27,932	$1,882,896
Duke Energy Corp.	18,334	2,268,833
PG&E Corp.	115,208	1,737,337
PPL Corp.	46,253	1,718,761
Vistra Corp.	7,119	1,394,754
		$9,002,581
Total Common Stocks		$379,088,287

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,981	$0

Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.19% (v)	1,266,670	$1,266,797

Other Assets, Less Liabilities – (0.1)%		(317,061)
Net Assets – 100.0%		$380,038,023

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,266,797 and
$379,088,287, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At September 30, 2025, the fund had cash collateral of $5,225 and other liquid securities with an aggregate value of $579,102 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$372,729,351	$—	$—	$372,729,351
Sweden	4,306,660	—	—	4,306,660
Canada	2,052,276	0	—	2,052,276
Investment Companies	1,266,797	—	—	1,266,797
Total	$380,355,084	$0	$—	$380,355,084
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,314,544	$186,845,541	$190,887,094	$(5,779)	$(415)	$1,266,797

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$154,973	$—